Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Shares Issued	76,076,487	72,076,487	60,145,237
Common Stock, Shares Outstanding	76,076,487	72,076,487	60,145,237